Income Taxes (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Sep. 24, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense (benefit)		$ 46.2	$ 72.0	$ 78.1	$ 25.5	$ (48.7)
Income (loss) before income taxes		$ 116.3	$ (77.2)	$ (232.6)	$ (22.4)	$ (259.5)
Effective tax rate		39.70%
Decrease in tax liabilities	$ 31.2
International
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards that expire		$ 190.0
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards that expire		$ 6.2